Annual Total Returns- DWS Strategic High Yield Tax-Free Fund (Class T) [BarChart] - Class T - DWS Strategic High Yield Tax-Free Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.81%	12.18%	(5.82%)	11.65%	3.32%	1.03%	6.18%	(0.79%)	8.36%	4.14%